BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2022
Basis of Preparation of Financial Statements
BASIS OF PRESENTATION	BASIS OF PRESENTATIONThese condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all disclosures that would otherwise be required in a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB and should be read in conjunction with the 2021 audited consolidated financial statements included in the Company’s Annual Report, previously filed with the United States Securities and Exchange Commission on March 25, 2022 (“2021 audited consolidated financial statements”).